Financial risk management (Tables)	6 Months Ended
Dec. 31, 2022
Financial risk management
Schedule of net borrowings being hedged at balance sheet date

	31 December	30 June	31 December
	2022	2022	2021
	$’000	$’000	$’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(8,900)	(37,000)	(13,023)
Net USD debt	641,100	613,000	636,977
Hedged future USD revenues (1)	(50,780)	(22,800)	(34,124)
Unhedged USD borrowings	590,320	590,200	602,853
Closing USD exchange rate ($: £)	1.2040	1.2151	1.3486
(1)A further portion of the profit and loss exposure (within net finance income/costs) on unhedged USD borrowings is naturally offset by the fair value of foreign exchange based embedded derivatives in host Commercial revenue contracts.

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	31 December	30 June	31 December
	2022	2022	2021
Principal value of loan outstanding ($’000)	150,000	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024	30 June 2024